FAIR VALUE MEASUREMENTS (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 166,268	$ 157,830
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,411	33,836
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	138,369	101,789
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	17,488	22,205
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	27,899	56,041
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,411	33,836
Total | Roper Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		22,205
Total | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	17,488
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	27,899	56,041
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	10,411	33,836
Level 1 | Roper Technologies, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value		22,205
Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	17,488
NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 138,369	$ 101,789